Lease	3 Months Ended
Mar. 31, 2024
Lease
Lease
6.	Lease

As of March 31,2024, the Group operated 31 leased hotels, leasing the underlying buildings. The Group generally enters into lease agreements with initial terms of 5 to 15 years. Some of the lease agreements contain renewal options. Such options are accounted for only when it is reasonably certain that the Group will exercise the options. The rent under current hotel lease agreements is generally payable in fixed rent. In addition to hotels leases, the Group also leases office spaces and logistics centers. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Right-of-use assets and lease liabilities are recognized upon lease commencement for operating leases. Variable lease payments that do not depend on a rate or index are expensed as incurred. The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Group recognizes lease expense for these leases on a straight-line basis over the lease term. In addition, the Group has elected not to separate non-lease components (e.g., common area maintenance fees) from the lease components.

In limited cases, the Group sublease certain hotels areas to third parties. Income from sublease agreements with third parties are included in retail revenues and others, within the unaudited condensed consolidated statements of comprehensive income.

Supplemental Balance Sheet

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
Assets
Operating lease right-of-use assets	1,712,580	1,662,001
Liabilities
Current
Operating lease liabilities	295,721	316,113
Non-current
Operating lease liabilities	1,583,178	1,524,968
Total lease liabilities	1,878,899	1,841,081

Summary of Lease Cost

	For the three months ended March 31,
	2023	2024	Account Classification
	RMB	RMB
Operating lease cost	91,599	90,573	Hotel operating costs, Retail costs, Other operating costs, General and administrative expenses
Variable lease cost	(4,743)	—	Hotel operating costs, Retail costs
Sublease income	(3,188)	(3,890)	Net revenues-Others
Total lease cost	83,668	86,683

Supplemental Cash Flow Information

	For the three months ended March 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	86,435	87,595
Right-of-use assets obtained in exchange for lease liabilities	—	16,654

	As of December 31,	As of March 31,
	2023	2024
Lease term and Discount Rate
Weighted-average remaining lease term (years)
Operating leases	7.42	7.23
Weighted-average discount rate
Operating leases	4.36%	4.36%

Summary of Future Lease Payments and Lease Liabilities

Maturities of operating lease liabilities as of March 31, 2024 were as follows:

Total
RMB
Nine months ending December 31, 2024	302,281
2025	319,304
2026	283,055
2027	273,731
2028	271,791
Thereafter	695,348
Total undiscounted lease payment	2,145,510
Less: imputed interest	(304,429)
Present value of lease liabilities	1,841,081